SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

Subsequent to December 31, 2025, and prior to the issuance of these financial statements, the Corporation completed the merger of First Savings Financial Group, Inc. with and into First Merchants Corporation. In connection with the merger, the First Savings Bank Employees' Savings & Profit Sharing Plan was merged into the Plan in May 2026.

Upon completion of the plan merger, former participants of the First Savings Bank Employees' Savings & Profit Sharing Plan became participants in the Plan, and their account balances were transferred to the Plan at fair value in accordance with participant elections. The related transfer of net assets was reflected in the Plan's financial statements in the period in which the plan merger occurred.

No adjustments have been made to the accompanying financial statements as a result of this subsequent event.